Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	20 years	20 years
Apple Orchard [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	10 years	10 years
Minimum [Member] | Operating equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	5 years
Minimum [Member] | Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	3 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	3 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	3 years	3 years
Maximum [Member] | Operating equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	10 years
Maximum [Member] | Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	5 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	20 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, Useful Life	20 years	20 years